BORROWINGS - Schedule of Future Repayments of Brookfield Renewable’s Non-recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 3,492	$ 3,093
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	31,555
Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	11,235
Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	8,191
Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	8,838
Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,802
Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	489
2026 | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	7,384
2026 | Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,021
2026 | Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,663
2026 | Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,973
2026 | Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,615
2026 | Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	112
2027 | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,306
2027 | Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	627
2027 | Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	917
2027 | Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	663
2027 | Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	97
2027 | Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2
2028 | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	3,094
2028 | Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,147
2028 | Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	949
2028 | Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	832
2028 | Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	164
2028 | Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2
2029 | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	4,780
2029 | Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,502
2029 | Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,120
2029 | Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,578
2029 | Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	214
2029 | Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	366
2030 | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	3,502
2030 | Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,607
2030 | Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	894
2030 | Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	893
2030 | Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	106
2030 | Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2
Thereafter | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	10,489
Thereafter | Hydroelectric | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	4,331
Thereafter | Wind | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,648
Thereafter | Utility-scale solar | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,899
Thereafter | Distributed energy & storage | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	606
Thereafter | Sustainable solutions | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 5